Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from Operating Activities
Net (Loss)	$ (40,615)	$ (13,817)
Adjustments to Reconcile Net Loss to Net Cash
Stock based compensation	1,020	6,710
Amortization of debt discount	7,241	1,470
Change in fair market value of warrant liability	(6,684)	(29,582)
Non-cash interest expense (paid-in kind)	10,058	4,938
Provision for credit losses	3	114
Depreciation and amortization	1,372	1,237
Amortization of right of use of assets	2,231	1,179
Loss on disposal of property and equipment		116
Loss on impairment of assets	873
Write-off of prepaid inventory	69	596
Changes in Assets and Liabilities
Accounts receivable	(780)	(309)
Inventories	17,062	11,411
Prepaid expenses	(42)	852
Prepaid inventory	(50)	25
Other current assets	(707)	149
Other assets	(445)	19
Income taxes payable	212	6
Accounts payable and accrued expenses	(5,365)	(3,527)
Accrued tariffs	202	781
Accrued settlement	2,500
Deferred revenue	4,583
Uncertain tax position liability	(36)	(37)
Customer deposits	116	(37)
Total Adjustments	33,433	(3,889)
Net Cash Used in Operating Activities	(7,182)	(17,706)
Cash Flows From Investing Activities
Proceeds from sale of property and equipment	8
Purchase of property and equipment	(2,737)	(6,885)
Net Cash Used in Investing Activities	(2,729)	(6,885)
Cash Flows From Financing Activities
Proceeds from public offering		21,646
Proceeds from public offering (ATM), net	2,043	1,273
Proceeds from note payable, related party	2,700	1,000
Repayment of note payable, related party	(2,700)	(1,000)
Repayment of note payable		(5,275)
Proceeds from exercise of public warrants		747
Proceeds from exercise of options	4	586
Proceeds from exercise of investor warrants		546
Net Cash Provided by Financing Activities	2,047	19,523
Net Decrease in cash and cash equivalents	(7,864)	(5,068)
Beginning Cash and cash equivalents - beginning of year	12,713	17,781
Ending Cash and cash equivalents - end of year	4,849	12,713
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes		238
Cash paid for interest	6,288	9,102
Supplemental Non-Cash Items
Purchases of property and equipment, not yet paid	1,703	96
Recognition of right of use asset obtained in exchange for operating lease liability	18,653
Recognition of leasehold improvements obtained in exchange for operating lease liability	4,683
Recognition of warrant liability - Investor Warrants		13,762
Recognition of warrant liability - Penny Warrants	7,354	698
Settlement of accrued liability for employee stock purchase plan	250
Reclassification of assets held for sale	644
Non-cash impact of cash exercise of liability classified warrants		617
Cashless exercise of liability classified warrants		$ 12,629